Prospectus Supplement

John Hancock Investment Trust

John Hancock Diversified Real Assets Fund (the fund)

Supplement dated February 4, 2025 to the current Prospectus, as may be supplemented (the Prospectus)

As of December 31, 2024 (the Effective Date), Timothy J. Casaletto, CFA no longer serves as a portfolio manager for the fund. Accordingly, as of the Effective Date, all references to Mr. Casaletto were removed from the Prospectus. As of the Effective Date, G. Thomas Levering and Bradford D. Stoesser continue to serve as portfolio managers of the fund and are jointly and primarily responsible for the day-to-day management of the portion of the fund’s portfolio managed by Wellington Management Company LLP.

You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

Statement of Additional Information Supplement

John Hancock Investment Trust

John Hancock Diversified Real Assets Fund (the fund)

Supplement dated February 4, 2025 to the current Statement of Additional Information, as may be supplemented (the SAI)

As of December 31, 2024 (the Effective Date), Timothy J. Casaletto, CFA no longer serves as a portfolio manager for the fund. Accordingly, as of the Effective Date, all references to Mr. Casaletto were removed from the SAI. As of the Effective Date, G. Thomas Levering and Bradford D. Stoesser continue to serve as portfolio managers of the fund and are jointly and primarily responsible for the day-to-day management of the portion of the fund’s portfolio managed by Wellington Management Company LLP.

You should read this supplement in conjunction with the SAI and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.